Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	632	709	510	1,341	1,190
Discontinued operations
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(6)	(3)	(5)	(9)	(6)
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(1)	11	(23)	10	(30)
Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(11)	(2)	2	(13)	(1)
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	24	23	37	47	91
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	98	128	120	226	237
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	61	22	11	83	53
Plus Bond awards
Deferred compensation expense (CHF million)
Period over which award will be expensed	3 years 0 months 0 days
Contingent Capital Awards (CCA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	79	96		175
Capital Opportunity Facility (COF)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	4	1		5
Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	156	172	126	328	330
Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	227	250	203	477	457
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(3)	0	17	(3)	24
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	0	0	(2)
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(3)	1	16	(2)	21
Stock compensation plan | Plus Bond awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	7	10	6	17	16